Summary of significant accounting policies	6 Months Ended
Jun. 30, 2019
Summary Of Significant Accounting Policies
Summary of significant accounting policies
(a)	Reporting entity and Group’s structure

InflaRx N.V. is a Dutch public company with limited liability (naamloze vennootschap) with its corporate seat in Amsterdam, The Netherlands, and is registered in the Commercial Register of The Netherlands Chamber of Commerce Business Register under CCI number 68904312. The Company’s registered office is at Winzerlaer Straße 2 in 07745 Jena, Germany. Since November 10, 2017, InflaRx N.V.’s common shares have been listed on The NASDAQ Global Select Market under the symbol IFRX.

InflaRx is a clinical-stage biopharmaceutical Group focused on applying its proprietary anti-C5a technology to discover and develop first-in-class, potent and specific inhibitors of the complement activation factor known as C5a.

These consolidated financial statements of InflaRx comprise the Company and its wholly-owned subsidiaries InflaRx GmbH and InflaRx Pharmaceutical Inc., Ann Arbor, Michigan, United States.

InflaRx GmbH is a clinical-stage biopharmaceutical company founded in 2008. In 2017, InflaRx N.V. became the sole shareholder of InflaRx GmbH through the contribution of the subsidiary’s shares to InflaRx N.V. by its existing shareholders in exchange of new shares issued by InflaRx N.V.

These consolidated financial statements of InflaRx N.V. comprise the Group.

(b)	Basis of preparation

These condensed consolidated interim financial statements for the three and six month reporting period ended June 30, 2019 have been prepared in accordance with Accounting Standard IAS 34 Interim Financial Reporting. The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2018 and any public announcements made by InflaRx N.V. during the interim reporting period.

The accounting policies adopted are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December, 31 2018, except for the adoption of new standards effective as of January 1, 2019 as set out below.

This is the first set of the Group’s financial statements where IFRS 16 has been applied, as described in section (d).

The financial statements have been prepared on a historical cost basis except for share-based payments which are measured at fair value.

The financial statements are presented in Euro (€). Euro is the functional currency of InflaRx GmbH. The functional currency of InflaRx N.V. and InflaRx Pharmaceutical Inc. is U.S. Dollars. Since January 1, 2019, the functional currency of InflaRx N.V. has changed to U.S. Dollars from Euro, as the majority of income and expenses of InflaRx N.V. occurs in U.S. Dollar. From the date of change the functional currency is used prospectively. Because the presentation currency of the Group did not change and continues to be Euro, comparative financial information had not to be restated.

All financial information presented in Euro has been rounded to the nearest thousand. Accordingly, numerical figures shown as totals in some tables may not be an arithmetic aggregation of the figures that precede them or may deviate from other tables by one thousand Euros at a maximum.

We recently reported top-line results of the international SHINE Phase IIb study, investigating the safety and efficacy of IFX-1 in HS. The results of the SHINE study had no impact on the presentation in our financial statements (e.g. no impairments of assets and no additional provisions).

The condensed consolidated financial statements were authorized for issue by the board of directors on August 15, 2019.

(c)	New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for its annual reporting period commencing January 1, 2019. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. Most of the amendments listed below did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods, except for IFRS 16 Leases:

•	IFRS 16 Leases
•	IFRIC 23 Uncertainty over Tax Treatments.
•	Prepayment Features with Negative Compensation (Amendments to IFRS 9).
•	Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28).
•	Plan Amendment, Curtailment or Settlement (Amendments to IAS 19).
•	Annual Improvements to IFRS Standards 2015–2017 Cycle – various standards.
•	Amendments to References to Conceptual Framework in IFRS Standards.
•	IFRS 17 Insurance Contracts.

The Group applies IFRS 16 Leases for the first time in its financial statements. The Group has lease contracts for various items of property, vehicles and other equipment. Before the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all of the risks and rewards incidental to ownership of the leased asset to the Group; otherwise it was classified as an operating lease. Before the adoption of IFRS 16, the Group did not identify any finance leases. For an operating lease, the leased property was not capitalized and the lease payments were recognized as rent expense in profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under prepayments and trade and other payables, respectively.

Upon adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which have been applied by the Group.

The Group recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets. The right-of-use assets were recognized based on the amount equal to the lease liabilities, adjusted for any related prepaid and accrued lease payments previously recognized. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application. The Group also applied the available practical expedients wherein it:

•	Applied the short-term leases exemptions to leases with a lease term that ends within 12 months at the date of initial application
•	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application
2019
Operating lease commitments disclosed as of December 31, 2018	575
short-term leases recognized on a straight-line basis as expense	(18)
low-value leases recognized on a straight-line basis as expense	(6)
adjustments as a result of a different treatment of extension and termination options	196
Total	748
Discount using the lessee’s incremental borrowing rate of at the date of initial application	(16)
Lease liability recognized as of January 1, 2019	732
thereof current lease liability	215
thereof non-current lease liabilities	517

The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 1.8%. Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Property	Motor vehicles	Foreign exchange difference	Total	Lease liabilities
		(in thousands of €)
As of January 1, 2019	696	35	1	732	732
Additions	608	—	(1)	607	607
Depreciation expense	(117)	(10)	—	(127)	—
Derecognition	(229)	—	—	(229)	(229)
Interest expense	—	—	—	—	(7)
Payments (incl. interest)	—	—	—	—	(119)
As of June 30, 2019	959	25	0	984	985

(d)	Summary of new accounting policies

Set forth below are the new accounting policies of the Group upon adoption of IFRS 16, which have been applied from the date of initial application:

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below $5,000). Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Significant judgement in determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

(e)	Events after the reporting period

On July 3, 2019 the board approved an amendment of the 2016 Stock Option Plan and the 2017 Long-Term Incentive Plan. Following the amendment, the strike price of all vested and unvested options, other than those held by persons who were not employees or directors at the time of the amendment, was reduced to USD 3.35 per share.

The repricing decision on July 3, 2019 affected the 2016 Plan and the 2017 Long-Term Incentive Plan. Since the repricing no new grants occurred. The valuation of past grants with the new strike price of USD 3.35 did not result in increased fair values of the outstanding options, i.e. no additional compensation expense had to be recognized.